Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 9,252	$ 3,476
Additions	7,963	7,593
Disposals	(88)	(2,072)
Foreign exchange	(249)	255
Ending balance	16,878	9,252
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,809	2,242
Depreciation	1,136	1,365
Disposals	(61)	(1,838)
Foreign exchange	(50)	40
Ending balance	2,834	1,809
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,443
Ending balance	14,044	7,443
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,085	2,586
Additions	7,963	7,593
Disposals	(88)	(1,290)
Foreign exchange	(245)	196
Ending balance	16,715	9,085
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,752	1,736
Depreciation	1,094	1,109
Disposals	(61)	(1,274)
Foreign exchange	(48)	181
Ending balance	2,737	1,752
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,333
Ending balance	13,978	7,333
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	167	239
Additions	0	0
Disposals	0	(95)
Foreign exchange	(4)	23
Ending balance	163	167
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	57	46
Depreciation	42	58
Disposals	0	(57)
Foreign exchange	(2)	10
Ending balance	97	57
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	110
Ending balance	66	110
Lab Equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	651
Additions	0	0
Disposals	0	(687)
Foreign exchange	0	36
Ending balance	0	0
Lab Equipment | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	460
Depreciation	0	198
Disposals	0	(507)
Foreign exchange	0	(151)
Ending balance	0	0
Lab Equipment | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0